INVESTMENTS IN AFFILIATES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	May 23, 2012
Investments in affiliates
Carrying Value	$ 34,070,488	$ 26,727,589
Suzhou Gaochuangte New Energy Co., Ltd.
Investments in affiliates
Carrying Value	7,123,976	6,453,371
Ownership percentage held by the entity	40.00%	40.00%
CSI SkyPower
Investments in affiliates
Carrying Value	3,813,133	2,565,075
Ownership percentage held by the entity	50.00%	50.00%	50.00%
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.
Investments in affiliates
Carrying Value	2,584,143	1,834,296
Ownership percentage held by the entity	10.00%	10.00%
Nernst New Energy (Suzhou) Co., Ltd.
Investments in affiliates
Ownership percentage held by the entity	50.00%	50.00%
Others
Investments in affiliates
Carrying Value	$ 20,549,236	$ 15,874,847
Others | Minimum
Investments in affiliates
Ownership percentage held by the entity	21.00%	21.00%
Others | Maximum
Investments in affiliates
Ownership percentage held by the entity	30.00%	30.00%